Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	2024		2023
Spare parts and accessories of flight equipment	US$	16,633	US$	16,117
	US$	16,633	US$	16,117